Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Issued capital [member]	Additional paid-in capital [member]	Treasury shares [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	R$ 17	R$ 2,375,344	R$ (152,630)	R$ 94,101	R$ 631,317	R$ 2,948,149	R$ 51,869	R$ 3,000,018
IfrsStatementLineItems [Line Items]
Net income					373,569	373,569	19,187	392,756
Total comprehensive income					373,569	373,569	19,187	392,756
Treasury shares			(152,317)			(152,317)		(152,317)
Share-based compensation				29,437		29,437		29,437
Dividends declared							(19,736)	(19,736)
Ending balance, value at Dec. 31, 2022	17	2,375,344	(304,947)	123,538	1,004,886	3,198,838	51,320	3,250,158
IfrsStatementLineItems [Line Items]
Net income					386,324	386,324	19,092	405,416
Total comprehensive income					386,324	386,324	19,092	405,416
Treasury shares			(12,369)			(12,369)		(12,369)
Share-based compensation				31,535		31,535		31,535
Acquisition of non-controlling interests					(10,845)	(10,845)	(10,155)	(21,000)
Restricted shares transferred under the share-based compensation plan		(7,491)	5,722			(1,769)		(1,769)
Treasury shares transferred to executives from exercise of stock options		(2,653)	12,444			9,791		9,791
Dividends declared							(18,750)	(18,750)
Ending balance, value at Dec. 31, 2023	17	2,365,200	(299,150)	155,073	1,380,365	3,601,505	41,507	3,643,012
IfrsStatementLineItems [Line Items]
Net income					631,510	631,510	17,410	648,920
Total comprehensive income					631,510	631,510	17,410	648,920
Share-based compensation				32,424		32,424		32,424
Restricted shares transferred under the share-based compensation plan		(17,672)	12,812			(4,860)		(4,860)
Treasury shares transferred to executives from exercise of stock options		(3,007)	12,383			9,376		9,376
Dividends declared							(18,289)	(18,289)
Ending balance, value at Dec. 31, 2024	R$ 17	R$ 2,344,521	R$ (273,955)	R$ 187,497	R$ 2,011,875	R$ 4,269,955	R$ 40,628	R$ 4,310,583